Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our compensation committee typically grants stock options, including to named executive officers when granting awards to them, during regularly scheduled compensation committee meetings but also grants stock options by unanimous written consent. A committee consisting of our co-chief executive officers and our chief financial officer, or the management committee, has been delegated authority to grant equity awards, including stock options, to certain non-executive service providers. The management committee approves stock options in advance and such stock options generally become effective on the first day of the month after such approval. We may deviate from our normal grant schedule where it makes sense to do so for business, administrative or other reasons. We do not take material nonpublic information into account in determining the timing of stock option awards. Further, we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Awards to our non-employee directors are granted automatically pursuant to our outside director compensation policy. We have never granted stock appreciation rights to any service providers.

Award Timing Method	Our compensation committee typically grants stock options, including to named executive officers when granting awards to them, during regularly scheduled compensation committee meetings but also grants stock options by unanimous written consent.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false